UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Troob Capital Advisors LLC

Address:   777 Westchester Avenue, Suite 203
           White Plains, New York 10604


Form 13F File Number: 028-11214


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature,  Place,  and  Date  of  Signing:

/s/ Douglas Troob                  White Plains, New York             5/11/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $       10,229
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABITIBIBOWATER INC         COM NEW        003687209      714   50,000 SH       SOLE                 50,000      0    0
AK STL HLDG CORP           COM            001547108      907  119,920 SH       SOLE                119,920      0    0
BEAZER HOMES USA INC       COM            07556Q105      499  153,525 SH       SOLE                153,525      0    0
BOISE INC                  COM            09746Y105    1,086  132,300 SH       SOLE                132,300      0    0
DANA HLDG CORP             COM            235825205      924   59,600 SH       SOLE                 59,600      0    0
DELPHI AUTOMOTIVE PLC      SHS            G27823106      758   24,000 SH       SOLE                 24,000      0    0
INTL PAPER CO              COM            460146103      958   27,300 SH       SOLE                 27,300      0    0
JOURNAL COMMUNICATIONS INC CL A           481130102    1,216  216,000 SH       SOLE                216,000      0    0
KB HOME                    COM            48666K109      475   53,400 SH       SOLE                 53,400      0    0
REVLON INC                 CL A NEW       761525609    1,036   59,550 SH       SOLE                 59,550      0    0
RITE AID CORP              COM            767754104      790  454,300 SH       SOLE                454,300      0    0
SUPERIOR ENERGY SVCS INC   COM            868157108      865   32,800 SH       SOLE                 32,800      0    0


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